Consolidated Statements of Equity (USD $) In Millions, except Share data, unless otherwise specified	Total	Common Stock [Member]	Additional Paid-in Capital [Member]	Treasury Stock [Member]	Retained Earnings [Member]	Accumulated Other Comprehensive Loss [Member]	Noncontrolling Interests [Member]
Beginning Balance at Jan. 01, 2011	$ 6,855	$ 1	$ 4,800	$ (2,658)	$ 4,877	$ (256)	$ 91
Beginning Balance, Shares at Jan. 01, 2011		108,600,000
Net income	968				956		12
Other comprehensive gain (loss)	(198)					(198)
Distributions to noncontrolling interests	(11)						(11)
Cash dividends paid on common stock	(188)				(188)
Shares issued:
Employee savings plans	137		137
Employee savings plans, Shares		2,100,000
Exercise of stock options	18		18
Exercise of stock options, Shares		400,000
Employee stock purchase plan	46		46
Employee stock purchase plan, Shares		900,000
Stock-based compensation expense	64		64
Treasury stock purchased	(958)			(958)
Treasury stock purchased, Shares		(13,300,000)
Other	(9)		(2)		(4)		(3)
Other, Shares		300,000
Ending Balance at Dec. 31, 2011	6,724	1	5,063	(3,616)	5,641	(454)	89
Ending Balance, Shares at Dec. 31, 2011		99,000,000
Net income	820				810		10
Other comprehensive gain (loss)	(96)					(96)
Distributions to noncontrolling interests	(10)						(10)
Cash dividends paid on common stock	(192)				(192)
Shares issued:
Employee savings plans	141		141
Employee savings plans, Shares		2,100,000
Exercise of stock options	19		19
Exercise of stock options, Shares		400,000
Employee stock purchase plan	39		39
Employee stock purchase plan, Shares		700,000
Stock-based compensation expense	60		60
Contribution received from the spin-off of Engility	335				335
Spin-off of Engility	(1,411)				(1,398)		(13)
Treasury stock purchased	(872)			(872)
Treasury stock purchased, Shares		(12,100,000)
Other	(14)		(9)		(5)
Other, Shares		300,000
Ending Balance at Dec. 31, 2012	5,543	1	5,313	(4,488)	5,191	(550)	76
Ending Balance, Shares at Dec. 31, 2012		90,400,000
Net income	787				778		9
Other comprehensive gain (loss)	440					440
Distributions to noncontrolling interests	(10)						(10)
Cash dividends paid on common stock	(197)				(197)
Shares issued:
Employee savings plans	121		121
Employee savings plans, Shares		1,500,000
Exercise of stock options	128		128
Exercise of stock options, Shares	1,770,400	1,800,000
Employee stock purchase plan	36		36
Employee stock purchase plan, Shares		500,000
Stock-based compensation expense	59		59
Treasury stock purchased	(800)			(800)
Treasury stock purchased, Shares		(8,700,000)
Other	(9)		(5)		(4)
Other, Shares		300,000
Ending Balance at Dec. 31, 2013	$ 6,098	$ 1	$ 5,652	$ (5,288)	$ 5,768	$ (110)	$ 75
Ending Balance, Shares at Dec. 31, 2013		85,800,000